Presentation of Financial Statements and Significant Accounting Practices Adopted - Additional Information (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Jan. 01, 2019
Disclosure of revenue [line items]
Average discount rate	8.50%	8.40%
Statutory rate	15.00%
Surtax rates	10.00%
Social contribution tax rates	9.00%
Pre-tax long-term average weighted cost of capital rate	15.66%	15.26%	14.30%
Decrease in allowance for doubtful accounts	R$ 3,492
Estimated effects of discounts and rebates amounted				R$ 1,948
Right to use asset				23,264
Lease liability				R$ 23,264